DOCUMENT AND ENTITY INFORMATION	11 Months Ended
Dec. 31, 2012
Entity Registrant Name	Aquasition Corp.
Entity Central Index Key	0001546383
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	AQUUU
Entity Common Stock, Shares Outstanding	7,305,500
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes

BALANCE SHEET (USD $)	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 328,235
Total Current Assets	328,235
Other Assets:
Investments held in trust	57,168,785
Total Assets:	57,497,020
LIABILITIES AND STOCKHOLDERS' EQUITY
Accrued expenses (includes related party of $15,000)	21,722
Accrued offering costs	72,105
Loan payable - related party	35,650
Advance from related party	19,254
Total Current Liabilities	148,731
Warrant liability	3,386,998
Total Liabilities	3,535,729
Commitment and Contingencies
Common stock subject to possible redemption or tender: 4,995,000 shares at redemption value	51,448,500
Stockholders' Equity:
Preferred stock, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding	0
Common stock, $0.0001 par value; 150,000,000 shares authorized; 2,310,500 shares issued and outstanding at December 31, 2012, excluding 4,995,000 shares subject to redemption	231
Additional paid-in capital	5,621,277
Deficit accumulated during the development stage	(3,108,717)
Total Stockholders' Equity	2,512,791
Total Liabilities and Stockholders' Equity	$ 57,497,020

BALANCE SHEET (Parenthetical) (USD $)	Dec. 31, 2012
Accrued expenses, related party	$ 15,000
Common stock subject to possible redemption or tender, shares	4,995,000
Preferred stock, par value (in dollars per share)	$ 0.0001
Preferred stock, shares authorized	5,000,000
Preferred stock, shares issued	0
Preferred stock, shares, outstanding	0
Common stock, par value (in dollars per share)	$ 0.0001
Common stock, shares authorized	150,000,000
Common stock, shares issued	2,310,500
Common stock, shares, outstanding	2,310,500

STATEMENT OF OPERATIONS (USD $)	11 Months Ended
Dec. 31, 2012
Operating expenses:
General and administrative expenses	$ 48,388
Loss from operations:	48,388
Other income (expenses):
Interest income	3,785
Change in fair value of warrants	(3,064,114)
Total other expenses	3,060,329
Net loss	$ (3,108,717)
Weighted average number of common shares outstanding, basic and diluted (in shares)	1,548,405
Net loss per common share outstanding, basic and diluted (in dollars per share)	$ (2.01)

STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Deficit Accumulated During the Development Stage [Member]	Total
Balance at Jan. 25, 2012
Sale on March 15, 2012 of common stock to Founders at $0.02 per share	$ 144	$ 24,856	$ 0	$ 25,000
Sale on March 15, 2012 of common stock to Founders at $0.02 per share (in shares)	1,437,500
Sale on November 1, 2012 of 5,000,000 units at $10.00 per unit	500	49,999,500	0	50,000,000
Sale on November 1, 2012 of 5,000,000 units at $10.00 per unit (in shares)	5,000,000
Proceeds from private placement of 337,750 units on November 1, 2012 at $10.00 per unit	34	3,377,466	0	3,377,500
Proceeds from private placement of 337,750 units on November 1, 2012 at $10.00 per unit (in shares)	337,750
Sale on November 7, 2012 of 550,000 units at $10.00 per unit	55	5,499,945	0	5,500,000
Sale on November 7, 2012 of 550,000 units at $10.00 per unit (in shares)	550,000
Warrant liability recorded on November 7, 2012		(322,884)		(322,884)
Underwriters' discount and offering expenses	0	(1,812,208)	0	(1,812,208)
Sale on November 1, 2012 of underwriters unit purchase option		100		100
Proceeds from private placement of 30,250 units on November 7, 2012 at $10.00 per unit	3	302,497	0	302,500
Proceeds from private placement of 30,250 units on November 7, 2012 at $10.00 per unit (in shares)	30,250
Proceeds subject to possible redemption of 4,500,000 shares on November 1, 2012	(450)	(46,349,550)	0	(46,350,000)
Proceeds subject to possible redemption of 4,500,000 shares on November 1, 2012 (in shares)	(4,500,000)
Proceeds subject to possible redemption of 495,000 shares on November 7, 2012	(50)	(5,098,450)	0	(5,098,500)
Proceeds subject to possible redemption of 495,000 shares on November 7, 2012 (in shares)	(495,000)
Forfeiture of common stock issued to Founders on December 15, 2012	(5)	5		0
Forfeiture of common stock issued to Founders on December 15, 2012 (in shares)	(50,000)
Net loss for the period from January 26, 2012 to December 31, 2012			(3,108,717)	(3,108,717)
Balance at Dec. 31, 2012	$ 231	$ 5,621,277	$ (3,108,717)	$ 2,512,791
Balance (in shares) at Dec. 31, 2012	2,310,500

STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	0 Months Ended	1 Months Ended	0 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	Mar. 15, 2012
Common stock issued to Founders per share			$ 0.02
Stock issued on November 1, 2012		$ 10
Stock issued to private placement on November 1, 2012		$ 10
Stock issued on November 7, 2012	$ 10
Stock issued to private placement on November 7, 2012	$ 10

STATEMENT OF CASH FLOWS (USD $)	11 Months Ended
Dec. 31, 2012
Cash Flows from operating activities:
Net loss	$ (3,108,717)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of warrant liability	3,064,114
Interest reinvested into Trust Account	(3,785)
Changes in operating assets and liabilities:
Accrued operating expenses	21,722
Net cash used in operating activities	(26,666)
Cash flows from investing activities:
Principal deposited in Trust Account	(57,165,000)
Net cash used in investing activities	(57,165,000)
Cash flows from financing activities:
Proceeds from sale of common stock to founder	25,000
Proceeds from note payable to related party	85,650
Advance from related party, net of repayments	19,254
Net proceeds from public offering	53,759,897
Proceeds from underwriters unit purchase option	100
Gross proceeds from private placement	3,680,000
Repayment of note payable - related party	(50,000)
Net cash provided by financing activities	57,519,901
Increase in cash during period	328,235
Cash at beginning of period	0
Cash at end of period	328,235
Supplemental disclosure of non-cash financing activities:
Accrued offering cost	$ 72,105

Organization, Plan of Business Operations and Liquidity	11 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

Note 1 - Organization, Plan of Business Operations and Liquidity

Aquasition Corp. (a development stage company) (the “Company”) was incorporated in the Marshall Islands on January 26, 2012 as a blank check company whose objective is to acquire, through a merger, capital stock exchange, asset acquisition, stock purchase or other similar acquisition transaction, one or more operating businesses or assets (an “Acquisition Transaction”). The Company’s initial Acquisition Transaction is not limited to any specific geographic region or industry. However, the Company intends to focus on operating businesses and assets in the international maritime transportation, offshore and related maritime services industries, especially those requiring energy, commodity, and transportation of logistics expertise.

The accompanying financial statements are presented in U.S. dollars and have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and pursuant to the accounting and disclosure rules and regulations of the U.S. Securities and Exchange Commission (the “SEC”). The Company is a foreign private issuer (“FPI”), as defined by the rules and regulations of the SEC.

As of December 31, 2012, the Company had not yet commenced operations. All activity through November 1, 2012 relates to the Company’s formation and the public offering as described below. Subsequent to November 1, 2012, the Company will seek to identify acquisition targets.

The Company is considered to be a development stage company and, as such, the Company’s financial statements are prepared in accordance with the Accounting Standards Codification (“ASC”) Topic 915 “Development Stage Entities.” The Company is subject to the risks associated with development stage companies.

The registration statement for the Company’s initial public offering (“Public Offering”) was declared effective on October 25, 2012. On November 1, 2012, the Company consummated the Public Offering and received proceeds net of underwriter’s discount and offering expenses of $48,187,792 and simultaneously received $3,377,500 from the issuance of 337,750 units (“Placement Units”) in a private placement (the “Private Placement”) (See Note 3).

The Company granted the underwriter in the Public Offering a 45-day option to purchase up to an additional 750,000 Units solely to cover over-allotments, if any. On November 7, 2012, the underwriters exercised a portion of their option and the Company sold an additional 550,000 Units at a price of $10.00 per Unit generating gross proceeds of $5,500,000. In addition, the Company sold an additional 30,250 Private Placement Units generating gross proceeds of $302,500.

The Company’s management has broad discretion with respect to the specific application of the net proceeds of the Public Offering and the Private Placement, although substantially all of the net proceeds are intended to be applied generally toward consummating an Acquisition Transaction. Furthermore, there is no assurance that the Company will be able to affect an Acquisition Transaction successfully. Upon the closing of the Public Offering, $57,165,000 ($10.30 per public share sold), including the proceeds of the Private Placement, was placed in a trust account (the “Trust Account”) and will be invested in United States government treasury bills having a maturity of 180 days or less or in money market funds meeting certain conditions under Rule 2a-7 promulgated under the Investment Company Act of 1940, as amended, that invest solely in U.S. treasuries until the earlier of the consummation of the Company’s initial Acquisition Transaction and the Company’s failure to consummate an Acquisition Transaction within the prescribed time.

On December 15, 2012, 50,000 shares of common stock were forfeited because the underwriter over-allotment option was not fully exercised.

Placing funds in the Trust Account may not protect those funds from third party claims against the Company. Although the Company will seek to have all vendors, service providers, prospective target businesses or other entities it engages, execute agreements with the Company waiving any claim of any kind in or to any monies held in the Trust Account, there is no guarantee that such persons will execute such agreements. The Company’s sponsor, officers and director’s (collectively referred to as the “Founders”) have agreed that they will be jointly and severally liable under certain circumstances to ensure that the proceeds in the Trust Account are not reduced by the claims of target businesses or vendors or other entities that are owed money by the Company for services rendered, contracted for or products sold to the Company. However, they may not be able to satisfy those obligations should they arise. The remaining net proceeds (not held in the Trust Account) may be used to pay for business, legal and accounting due diligence on prospective acquisitions and continuing general and administrative expenses. In addition, (1) interest income on the funds held in the Trust Account can be released to the Company to pay its income and other tax obligations and (2) interest income on the funds held in the Trust Account can be released to the Company to pay for its working capital requirements in connection with searching for an Acquisition Transaction.

The Company’s units are listed on the Nasdaq Capital Market (“Nasdaq”). Pursuant to the Nasdaq listing rules, the target business or businesses that the Company completes an Acquisition Transaction with must collectively have a fair market value equal to at least 80% of the balance of the funds in the Trust Account (less deferred underwriting discounts and taxes) at the time of the execution of a definitive agreement for its initial Acquisition Transaction, although the Company may acquire a target business whose fair market value significantly exceeds 80% of the Trust Account balance.

The Company was required to determine if it was a FPI under Rule 3b4(d) of the Exchange Act, as of a date within 30 days of the filing of the Registration Statement with the SEC for the Public Offering. The Company determined it was a FPI prior to the filing of the Registration Statement. As a FPI, the Company will be required to comply with the tender offer rules in connection with its initial Acquisition Transaction. The Company is required to determine its status as a FPI on an ongoing basis for all subsequent fiscal years as of the last day of its most recently completed second fiscal quarter. On such date, if the Company no longer qualifies as a FPI (as set forth in Rule 3b4 of the Exchange Act), the Company will then become subject to the U.S. domestic issuer rules as of the first day of its fiscal year following the determination date.

The Company, after signing a definitive agreement for the acquisition of a target business, is required to provide shareholders who acquired shares in the Public Offering (“Public Shareholders”) with the opportunity to sell their public shares to the Company for a pro rata share of the Trust Account by means of a tender offer (or it may have the option of conducting redemptions in conjunction with a proxy solicitation pursuant to the proxy rules if the Company is no longer a FPI). Each Public Shareholder will be entitled to receive a full pro rata portion of the amount then in the Trust Account ($10.30 per share, plus any pro rata interest earned on the funds held in the Trust Account and not previously released to the Company or necessary to pay its taxes). The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction. Notwithstanding the foregoing, the Amended and Restated Articles of Incorporation of the Company provides that a Public Shareholder, together with any other person with whom such Public Shareholder is acting in concert or as a “group” (within the meaning of Section 13 of the Securities Act of 1934, as amended), will be restricted from seeking conversion rights with respect to an aggregate of more than 20% of the shares of common stock sold in the Public Offering. A group will be deemed to exist if the Public Shareholder (i) files a Schedule 13D or 13G indicating the presence of a group or (ii) acknowledge to the Company that they are acting, or intend to act as a group. In connection with any stockholder vote required to approve an Acquisition Transaction, the Founders agreed (1) to vote any of their shares in the same manner as a majority of the Public Shareholders who vote at a meeting called for such purpose and (2) not to redeem any their shares. In connection with a tender offer, the Founders will not sell any of their shares to the Company pursuant to any tender offer described above. In addition, the Founders or any of their affiliates have agreed that if they acquire any shares of common stock in or after the Public Offering, they will vote all such shares in favor of any Acquisition Transaction presented to the Company’s stockholders by the board of directors, and not to exercise any redemption rights in connection with any shares of common stock held by such person.

The Company’s Amended and Restated Articles of Incorporation provide that the Company will continue in existence only until May 1, 2014 (or August 1, 2014 if certain extension criteria are satisfied). If the Company has not completed an Acquisition Transaction by such date, the Company will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible release to the Public Shareholders, the aggregate amount then on deposit in the Trust Account, including any interest and the deferred underwriters discount but net of any taxes payable and any remaining net assets, and (iii) as promptly as possible dissolve and liquidate, subject (in the case of (ii) and (iii) above) to the Company’s obligations under Marshall Islands law to provide for claims of creditors and requirements of other applicable law. In such event, the Public Shareholders will be entitled to receive a pro rata portion of the Trust Account (initially $10.30 per share, plus any pro rata interest earned on the funds held in the Trust Account not previously released to the Company.)

The Company anticipates that in order to fund its working capital requirements, the Company will need to use all of the remaining funds not held in the Trust Account, the interest earned on the funds held in the Trust Account, as well as entering into contingent fee arrangements with its vendors. The Company will need to raise additional capital through loans or additional investments from its Founders or third parties. None of the Founders are under any obligation to advance funds to, or to invest in, the Company. Accordingly, the Company may not be able to obtain additional financing. If the Company is unable to raise additional capital, it may be required to take additional measures to conserve liquidity, which could include, but not necessarily be limited to, curtailing operations, suspending the pursuit of its business plan, and reducing overhead expenses. The Company cannot provide any assurance that new financing will be available to it on commercially acceptable terms, if at all. These conditions raise substantial doubt about the Company’s ability to continue as a going concern. The financial statements do not include any adjustments that might result from the outcome of these uncertainties.

Revised Prior Period Amounts

While preparing its balance sheet as of December 31, 2012, the Company identified and corrected an error related to the accounting for the Company’s outstanding warrants. The amount of the error was $3,109,339 as of November 1, 2012. The Company determined that its outstanding warrants should have been accounted as a liability recorded at fair value and that this liability should be re-measured at each reporting period with changes in fair value being reflected in the statement of operations. The determination of this accounting methodology was made as a result of potential adjustments to the exercise price of the warrants in certain circumstances as described in the warrant agreements which do not meet the criteria for equity treatment described in ASC 815-45-7D. This accounting did not result in a significant change to the balance sheet for the period ended November 1, 2012 and therefore no changes have been made.

In accordance with Securities and Exchange Commission ("SEC") Staff Accounting Bulletin Nos. 99 and 108 (“SAB 99” and “SAB 108”), the Company evaluated these errors and, based on an analysis of quantitative and qualitative factors, determined that such errors were not material to the prior reporting period.

Significant Accounting Policies	11 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]

Note 2 - Significant Accounting Policies

Cash and Cash Equivalents

The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.

Investment Held in Trust

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of an Acquisition Transaction. The funds held in the Trust Account are invested primarily in a highly liquid treasury bills.

Loss Per Share

The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” Basic loss per share is computed by dividing net loss attributable to shares of common stock outstanding by the weighted-average number of shares of common stock outstanding during the period. Shares of common stock subject to possible redemption at December 31, 2012 of 4,995,000 have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential shares of common stock outstanding during the period. The Company has not considered the effect of warrants to purchase 5,918,000 shares of common stock and an option to purchase 250,000 units in the calculation of diluted loss per share, since the exercise of the warrants and the option is contingent upon the occurrence of future events.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Key accounting estimates include the assumptions used to calculate the fair values of warrants issued in the financing transactions.

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (‘‘ASC 740’’). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the Marshall Islands as its only ‘‘major’’ tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are not significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on January 26, 2012, the evaluation was performed for the 2012 tax year which will be the only period subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

        The Company’s policy for recording interest and penalties associated with audits is to record such times as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from January 26, 2012 (inception) through December 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Common Stock subject to possible Redemption or Tender

There are 4,995,000 shares of common stock sold as part of units (the “Units”) issued in the Public Offering, which shares contained a redemption feature which allowed for the redemption of shares of common stock under the Company's Liquidation or Tender Offer/Stockholder Approval provisions. In accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its Amended and Restated Articles of Incorporation provides that in no event will they redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001. The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.

Accordingly, at December 31, 2012, 4,995,000 of the 5,500,000 public shares were classified outside of permanent equity at its redemption value because the redemption rights are subject to the occurence of uncertain events that are outside of the Company’s control. The redemption value at December 31, 2012 was equal to approximately the pro rata share of the aggregate amount then on deposit in the Trust Account ($10.30 per share at December 31, 2012).

Fair Value of Financial Instruments

Unless otherwise disclosed, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts represented in the balance sheet.

Recent Accounting Pronouncements

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Subsequent Events

Management has evaluated subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring after the balance sheet date require potential adjustment to or disclosure in the financial statements and has concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Warrant Liability

The Company accounts for the 5,550,000 warrants issued in connection with the Public Offering, 368,000 warrants issued in connection with the Private Placement and 250,000 warrants, included in an option to purchase 250,000 units, issued to underwriters in accordance with the guidance contained in ASC 815-40-15-7D whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations.

Initial Public Offering	11 Months Ended
Dec. 31, 2012
Initial Public Offering [Abstract]
Initial Public Offering Disclosure [Text Block]

Note 3 - Initial Public Offering

On November 1, 2012, the Company sold 5,000,000 Units at an offering price of $10.00 per Unit generating gross proceeds of $50,000,000 in the Public Offering. Each Unit consists of one share of common stock of the Company and one warrant to purchase one share of common stock of the Company (“Redeemable Warrants”). Each Redeemable Warrant entitles the holder to purchase one share of common stock at a price of $11.50 commencing on the later of the completion of an initial Acquisition Transaction and October 24, 2013 and expiring five years from the completion of an initial Acquisition Transaction, provided that there is an effective registration statement covering the shares of common stock underlying the Redeemable Warrants. The Company may redeem the Redeemable Warrants at a price of $0.01 per Redeemable Warrant upon 30 days’ notice, only in the event that the last sale price of the common stock is at least $17.50 per share for any 20 trading days within a 30-trading day period (“30-Day Trading Period”) ending on the third day prior to the date on which notice of redemption is given, provided that there is a current registration statement in effect with respect to the shares of common stock underlying such Redeemable Warrants commencing ten days prior to the 30-Day Trading Period and continuing each day thereafter until the date of redemption. The Company is required to use its best efforts to maintain the effectiveness of the registration statement covering the Redeemable Warrants. However, there are no contractual penalties for failure to deliver securities if a registration statement is not effective at the time of exercise. Additionally, in the event that a registration statement is not effective at the time of exercise, the holder of such Redeemable Warrant shall not be entitled to exercise such Redeemable Warrant for cash and in no event (whether in the case of a registration statement not being effective or otherwise) will the Company be required to net cash settle the Redeemable Warrant exercise.

Simultaneously with the consummation of the Public Offering, the Company consummated the Private Placement with the sale of 337,750 Placement Units to its Founders at a price of $10.00 per share, generating total proceeds of $3,377,500. The Placement Units are identical to the Units sold in the Public Offering except that the warrants included in the Placement Units (i) will not be redeemable by the Company and (ii) may be exercised for cash or in a cashless basis, so long as they are held by the initial purchaser or any of its permitted transferees. Additionally, the Placement Units have been placed in escrow and the purchasers have agreed not to transfer, assign or sell any of the Placement Units, including the underlying securities (except to certain permitted transferees) until 30 days following the completion of an initial Acquisition Transaction. The securities held in the escrow account will only be released prior to the end of the escrow period if following the initial Acquisition Transaction, the Company consummates a subsequent transaction that results in all stockholders having a right to exchange their shares for cash or other consideration.

The Company sold to the underwriter, for $100, an option to purchase up to 250,000 units at $12.50 per unit. The units issuable upon exercise of this option are identical to those sold in the Public Offering except that the underlying warrants will expire on October 25, 2017. The underwriter’s unit purchase option will be exercisable starting on the later of the completion of an initial Acquisition Transaction and October 24, 2013 and expiring on October 24, 2017. The Company accounted for the fair value of the unit purchase option, inclusive of the receipt of $100 cash payment, as an expense of the Public Offering resulting in a charge directly to stockholders’ equity. The Company estimated that the fair value of this unit purchase option is approximately $617,960 (or $2.47 per unit) using a Black-Scholes option-pricing model. The fair value of the unit purchase option granted to the underwriter was estimated as of the date of grant using the following assumptions: (1) expected volatility of 35%, (2) risk-free interest rate of 1.05% and (3) expected life of five years. The unit purchase option may be exercised for cash or on a “cashless” basis, at the holder’s option, such that the holder may use the appreciated value of the unit purchase option (the difference between the exercise prices of the unit purchase option and the underlying Redeemable Warrants and the market price of the Units and underlying shares of common stock) to exercise the unit purchase option without the payment of any cash. The Company has the right to redeem the unit purchase option, in whole but not in part, in the event the Company’s shares of common stock trade in excess of $18.00 for any 20 trading days in a 30-day period following the completion of an initial Acquisition Transaction. If upon completion of an Acquisition Transaction, the Founders are required to cancel any Founder’s shares or Placement Units, and such securities are not replaced following the Acquisition Transaction, the number of units that may be purchased upon the exercise of the unit purchase option will be reduced on a pro-rata basis with the reduction in Founder’s shares and Placement Units.

The Company granted the underwriter in the Public Offering a 45-day option to purchase up to an additional 750,000 Units solely to cover over-allotments, if any. On November 7, 2012, the underwriters exercised a portion of their option and the Company sold an additional 550,000 Units at a price of $10.00 per Unit generating gross proceeds of $5,500,000. In addition, the Company sold an additional 30,250 Private Placement Units generating gross proceeds of $302,500.

Commitments	11 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments Disclosure [Text Block]

Note 4 - Commitments

The Founder and holders of the Private Placement Units (or underlying shares of common stock) are entitled to demand certain registration rights with respect to the Founders’ shares and the Private Placement Units (or underlying shares of common stock) as well as any other warrants that may be issued to them (or underlying shares of common stock) pursuant to an agreement signed on the October 25, 2012.

The Company entered into an underwriting agreement with the underwriter of the Public Offering (the “Underwriting Agreement”). Pursuant to the Underwriting Agreement, the Company paid 2.5% of the gross proceeds of the Public Offering or $1,387,500 as underwriting discounts and commissions upon closing of the Public Offering. The Company will also pay the underwriter in the Public Offering a deferred underwriting discount of 2.5% of the gross proceeds of the Public Offering which is held in the Trust Account. The Underwriters will not receive their portion of their deferred underwriting discount related to redeemed or converted shares in connection with an Acquisition Transaction.

The Company presently occupies office space provided by Seacrest Shipping Co. Ltd., an affiliate of the Founders. Such affiliate has agreed that, until the Company consummates an Acquisition Transaction, it will make such office space, as well as certain office and secretarial services, available to the Company, as may be required by the Company from time to time. The Company has agreed to pay such affiliate $7,500 per month for such services commencing on November 1, 2012, provided however, that such affiliate has agreed that after four months the monthly fee will begin to accrue and will only be payable thereafter upon completion of an Acquisition Transaction. At December 31, 2012, the Company has accrued $15,000 pursuant to this agreement.

Stockholders Equity	11 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

Note 5 - Stockholders Equity

Preferred Stock

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.0001 per share with such designation, rights and preferences as may be determined by the Company’s board of directors. No preferred shares are currently issued or outstanding.

Common Stock

The Company is authorized to issue 150,000,000 shares of common stock with a par value of $0.0001 per share.

In connection with the organization of the Company on March 15, 2012, a total of 1,437,500 shares of common stock were sold to the Founders at a price of approximately $0.02 per share for an aggregate of $25,000 (the “Initial Shares”). All of these shares will be placed into an escrow account on the Effective Date. Subject to certain limited exceptions, these shares will not be released from escrow until one year after the date of the consummation of an initial Acquisition Transaction or earlier if, subsequent to the Company’s initial Acquisition Transaction, the Company consummates a subsequent liquidation, merger, share exchange or other similar transaction which results in all of the Company’s shareholders having the right to exchange their shares of common stock for cash, securities or other property. The securities held in the escrow account will only be released prior to the end of the escrow period if following an Acquisition Transaction the Company consummates a subsequent transaction that results in all stockholders having a right to exchange their shares for cash or other consideration.

On December 15, 2012, 50,000 shares of common stock were forfeited because the underwriter over-allotment option was not fully exercised.

Loan Payable - Shareholder	11 Months Ended
Dec. 31, 2012
Debt Instruments [Abstract]
Related Party Transactions Disclosure [Text Block]

Note 6 – Loan Payable - Shareholder

On February 27, 2012, the Company issued an aggregate of $85,650 unsecured promissory notes to its officers and directors. The notes are non-interest bearing and payable on December 31, 2012. In addition, an officer advanced to the Company an additional $95,934. Due to the short-term nature of the notes and advances, the fair value of the notes and advances approximates the carrying amount. Such advances are non-interest bearing and are due on demand. During 2012, the Company repaid $50,000 of the unsecured promissory note and $76,680 of the advance. From January 1, 2013 through March 31, 2013, the Company repaid $35,000 of the unsecured promissory notes and $8,400 of the advance.

Fair Value Measurements	11 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

Note 7 - Fair Value Measurements

The Company has adopted ASC 820 for its financial assets and liabilities that are re-measured and reported at fair value at each reporting period, and non-financial assets and liabilities that are re-measured and reported at fair value at least annually. The adoption of ASC 820 did not have an impact on the Company’s financial position or results of operations.

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2012, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value. In general, fair values determined by Level 1 inputs utilize quoted prices (unadjusted) in active markets for identical assets or liabilities. Fair values determined by Level 2 inputs utilize data points that are observable such as quoted prices, interest rates and yield curves. Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	$57,168,785	$57,168,785		$-	$-
Liabilities:
Warrant liability	$3,386,998	$-	$		$3,386,998

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance – January 26, 2012 (inception)	-
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)

Balance – December 31, 2012	$3,386,998

The fair value of warrants was determined using a binomial-lattice model. This model requires the input of highly subjective assumptions, including price volatility of the underlying stock. Changes in the subjective input assumptions can materially affect the estimate of fair value of the warrants and the Company’s results of operations could be impacted.

The inputs to the model at December 31, 2012 were as follows:

The Company’s stock price at December 31, 2012	$10.00
Dividend yield (per share)	N/A
Risk-free interest rate	1.18%
Expected volatility rate	21.3%

Significant Accounting Policies (Policies)	11 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Cash and Cash Equivalents, Policy [Policy Text Block]	Cash and Cash Equivalents The Company considers all short-term investments with a maturity of three months or less when purchased to be cash equivalents.
Investment Held In Trust Policy [Policy Text Block]

Investment Held in Trust

The amounts held in the Trust Account represent substantially all of the proceeds of the Public Offering and are classified as restricted assets since such amounts can only be used by the Company in connection with the consummation of an Acquisition Transaction. The funds held in the Trust Account are invested primarily in a highly liquid treasury bills.

Earnings Per Share, Policy [Policy Text Block]

Loss Per Share

The Company complies with accounting and disclosure requirements of ASC 260, “Earnings Per Share.” Basic loss per share is computed by dividing net loss attributable to shares of common stock outstanding by the weighted-average number of shares of common stock outstanding during the period. Shares of common stock subject to possible redemption at December 31, 2012 of 4,995,000 have been excluded from the calculation of basic loss per share since such shares, if redeemed, only participate in their pro rata share of the trust earnings. Loss per share assuming dilution would give effect to dilutive options, warrants, and other potential shares of common stock outstanding during the period. The Company has not considered the effect of warrants to purchase 5,918,000 shares of common stock and an option to purchase 250,000 units in the calculation of diluted loss per share, since the exercise of the warrants and the option is contingent upon the occurrence of future events.

Use of Estimates, Policy [Policy Text Block]

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. Key accounting estimates include the assumptions used to calculate the fair values of warrants issued in the financing transactions.

Concentration Risk, Credit Risk, Policy [Policy Text Block]

Concentration of Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which at times, may exceed the Federal depository insurance coverage of $250,000. The Company has not experienced losses on these accounts and management believes the Company is not exposed to significant risks on such accounts.

Income Tax, Policy [Policy Text Block]

Income Taxes

The Company accounts for income taxes under ASC 740, “Income Taxes” (‘‘ASC 740’’). ASC 740 requires the recognition of deferred tax assets and liabilities for both the expected impact of differences between the financial statements and tax basis of assets and liabilities and for the expected future tax benefit to be derived from tax loss and tax credit carry forwards. ASC 740 additionally requires a valuation allowance to be established when it is more likely than not that all or a portion of deferred tax assets will not be realized.

ASC 740 also clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements and prescribes a recognition threshold and measurement process for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more-likely-than-not to be sustained upon examination by taxing authorities. ASC 740 also provides guidance on derecognition, classification, interest and penalties, accounting in interim period, disclosure and transition. The Company has identified the Marshall Islands as its only ‘‘major’’ tax jurisdiction, as defined. Based on the Company’s evaluation, it has been concluded that there are not significant uncertain tax positions requiring recognition in the Company’s financial statements. Since the Company was incorporated on January 26, 2012, the evaluation was performed for the 2012 tax year which will be the only period subject to examination. The Company believes that its income tax positions and deductions would be sustained on audit and does not anticipate any adjustments that would result in a material changes to its financial position.

The Company’s policy for recording interest and penalties associated with audits is to record such times as a component of income tax expense. There were no amounts accrued for penalties or interest as of or during the period from January 26, 2012 (inception) through December 31, 2012. Management is currently unaware of any issues under review that could result in significant payments, accruals or material deviations from its position.

Common Stock Subject To Mandatory Redemption Policy [Policy Text Block]

Common Stock subject to possible Redemption or Tender

There are 4,995,000 shares of common stock sold as part of units (the “Units”) issued in the Public Offering, which shares contained a redemption feature which allowed for the redemption of shares of common stock under the Company's Liquidation or Tender Offer/Stockholder Approval provisions. In accordance with ASC 480, “Distinguishing Liabilities from Equity” (“ASC 480”) redemption provisions not solely within the control of the Company require the security to be classified outside of permanent equity. Ordinary liquidation events, which involve the redemption and liquidation of all of the entity's equity instruments, are excluded from the provisions of ASC 480. Although the Company did not specify a maximum redemption threshold, its Amended and Restated Articles of Incorporation provides that in no event will they redeem its public shares in an amount that would cause its net tangible assets (stockholders’ equity) to be less than $5,000,001. The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.

Accordingly, at December 31, 2012, 4,995,000 of the 5,500,000 public shares were classified outside of permanent equity at its redemption value because the redemption rights are subject to the occurence of uncertain events that are outside of the Company’s control. The redemption value at December 31, 2012 was equal to approximately the pro rata share of the aggregate amount then on deposit in the Trust Account ($10.30 per share at December 31, 2012).

Fair Value of Financial Instruments, Policy [Policy Text Block]

Fair Value of Financial Instruments

Unless otherwise disclosed, the fair value of the Company’s assets and liabilities, which qualify as financial instruments under ASC 820, “Fair Value Measurements and Disclosures” (“ASC 820”), approximates the carrying amounts represented in the balance sheet.

New Accounting Pronouncements, Policy [Policy Text Block]

Recent Accounting Pronouncements

Management does not believe that any other recently issued, but not effective, accounting standards, if currently adopted, would have a material effect on the Company’s financial statements.

Subsequent Events, Policy [Policy Text Block]

Subsequent Events

Management has evaluated subsequent events that have occurred after the balance sheet date through the date the financial statements were publically available to determine if events or transactions occurring after the balance sheet date require potential adjustment to or disclosure in the financial statements and has concluded that no subsequent events have occurred that would require recognition in the financial statements or disclosure in the notes to the financial statements.

Warrant Liability Policy [Policy Text Block]

Warrant Liability

The Company accounts for the 5,550,000 warrants issued in connection with the Public Offering, 368,000 warrants issued in connection with the Private Placement and 250,000 warrants, included in an option to purchase 250,000 units, issued to underwriters in accordance with the guidance contained in ASC 815-40-15-7D whereby under that provision they do not meet the criteria for equity treatment and must be recorded as a liability. Accordingly, the Company classifies the warrant instrument as a liability at its fair value and adjusts the instrument to fair value at each reporting period. This liability is subject to re-measurement at each balance sheet date until exercised, and any change in fair value is recognized in the Company’s statement of operations.

Fair Value Measurements (Tables)	11 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Schedule Of Fair Value, Assets and Liabilities Measured On Recurring Basis [Table Text Block]

Fair values determined by Level 3 inputs are unobservable data points for the asset or liability, and includes situations where there is little, if any, market activity for the asset or liability:

Description	December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	$57,168,785	$57,168,785		$-	$-
Liabilities:
Warrant liability	$3,386,998	$-	$		$3,386,998

Fair Value, Liabilities Measured On Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

The table below provides a reconciliation of the beginning and ending balances for the liabilities measured using fair significant unobservable inputs (Level 3):

Balance – January 26, 2012 (inception)	-
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)

Balance – December 31, 2012	$3,386,998

Schedule Of Estimated Fair Value Assumption Of Warrants and Results Of Operations [Table Text Block]

The inputs to the model at December 31, 2012 were as follows:

The Company’s stock price at December 31, 2012	$10.00
Dividend yield (per share)	N/A
Risk-free interest rate	1.18%
Expected volatility rate	21.3%

Organization, Plan of Business Operations and Liquidity (Details Textual) (USD $)	0 Months Ended		1 Months Ended	11 Months Ended
	Dec. 15, 2012	Nov. 07, 2012	Nov. 01, 2012	Dec. 31, 2012
Proceeds from underwriters and public offering expenses			$ 48,187,792
Proceeds from issuance of private placement		302,500	3,377,500	3,680,000
Stock Issued During Period, Shares Private Placement 1		30,250
Granted to underwriter in public offering to purchase additional units			750,000
Principal deposited in trust account		57,165,000		57,165,000
Sale of stock, price per share		$ 10.3		$ 0.02
Common stock shares forfeitures by underwriters over allotment options	50,000
Percentage of acquisition transaction fair market value				80.00%
Outstanding warrant error amount			3,109,339
Stock Issued During Period, Shares, New Issues 2		550,000
Stock Issued During Period, Value, New Issues 2		5,500,000		5,500,000
Stock Issued During Period, Shares, Private Placement 2		30,250
Stock Issued During Period, Value, Private Placement 2		302,500		302,500
Initial acquisition transaction description				The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.
Stock issued per share 2		$ 10
Founders [Member]
Proceeds from issuance of private placement			$ 3,377,500
Stock Issued During Period, Shares Private Placement 1			337,750

Significant Accounting Policies (Details Textual) (USD $)	1 Months Ended	11 Months Ended
	Nov. 01, 2012	Dec. 31, 2012
Antidilutive securities excluded from computation of earnings per share, amount		4,995,000
Class of warrant or right, outstanding		5,918,000
Options purchase to units		250,000
Federal depository insurance coverage		$ 250,000
Stock issued during period, shares, new issues	5,000,000	4,995,000
Net tangible assets		less than $5,000,001
Initial acquisition transaction description		The Company will consummate an initial Acquisition Transaction only if holders of no more than 90% of the public shares elect to convert (in the case of a shareholder meeting) or sell their shares to the Company (in the case of a tender offer) and, solely if the Company seeks shareholder approval, a majority of the outstanding shares of common stock voted are voted in favor of the Acquisition Transaction.
Permanent equity shares		4,995,000
Public shares		5,500,000
Permanent equity per share		$ 10.3
Public Offering [Member]
Class of warrant or right, outstanding		5,550,000
Private Placement [Member]
Class of warrant or right, outstanding		368,000
Options To Purchase [Member]
Class of warrant or right, outstanding		250,000

Initial Public Offering (Details Textual) (USD $)	0 Months Ended	1 Months Ended	11 Months Ended
	Nov. 07, 2012	Nov. 01, 2012	Dec. 31, 2012
Stock issued during period, shares, new issues		5,000,000	4,995,000
Equity issuance, per share amount		$ 10
Proceeds from issuance initial public offering		$ 50,000,000	$ 53,759,897
Holder to urchase one share of common stock price		$ 11.5
Redeemable warrants price per share		$ 0.01
Common stock sale price per share for trading days		$ 17.5
Stock issued during period, shares private placement 1	30,250
Stock issued to private placement on November 1, 2012		$ 10
Proceeds from issuance of private placement	302,500	3,377,500	3,680,000
Stock options granted value underwriter		100
Stock options granted shares underwriter		250,000
Stock options granted per share underwriter		$ 12.5
Unit purchase option fair value		617,960
Unit purchase option per unit		$ 2.47
Expected volatility		35.00%
Risk-free interest rate		1.05%
Expected life		5 years
Common stock trade in excess price per share		$ 18
Granted to underwriter in public offering to purchase additional units		750,000
Proceeds from sale of common stock to founder			25,000
Underwriters [Member]
Stock issued during period, shares, new issues	550,000
Equity issuance, per share amount	$ 10
Stock issued during period, shares private placement 1	30,250
Proceeds from issuance of private placement	302,500
Proceeds from sale of common stock to founder	5,500,000
Founders [Member]
Stock issued during period, shares private placement 1		337,750
Stock issued to private placement on November 1, 2012		$ 10
Proceeds from issuance of private placement		$ 3,377,500

Commitments (Details Textual) (USD $)	11 Months Ended
Dec. 31, 2012
Underwriting Discounts And Commissions.	$ 1,387,500
Underwriting discount	2.50%
Cash payment for services	7,500
Other accrued liabilities, current	$ 15,000

Stockholders Equity (Details Textual) (USD $)	1 Months Ended	11 Months Ended		0 Months Ended
	Nov. 01, 2012	Dec. 31, 2012	Nov. 07, 2012	Mar. 15, 2012 Common Stock [Member]
Preferred stock, shares authorized		5,000,000
Preferred stock, par or stated value per share		$ 0.0001
Common stock, shares authorized		150,000,000
Common stock, par or stated value per share		$ 0.0001
Stock issued during period, shares, new issues	5,000,000	4,995,000		1,437,500
Sale of stock, price per share		$ 0.02	$ 10.3
Stock issued during period, value, new issues				$ 25,000
Share-based compensation arrangement by share-based payment award, options, forfeitures in period				50,000

Loan Payable - Shareholder (Details Textual) (USD $)	11 Months Ended		3 Months Ended
	Dec. 31, 2012	Feb. 27, 2012	Mar. 31, 2013 Subsequent Event
Debt Instrument [Line Items]
Debt instrument, face amount		$ 85,650
Debt instrument, increase, additional borrowings	95,934
Debt instrument, decrease, repayments	50,000		35,000
Debt instrument decrease repayments for advance	$ 76,680		$ 8,400

Fair Value Measurements (Details) (USD $)	Dec. 31, 2012
Assets:
Investments held in trust	$ 57,168,785
Liabilities:
Warrant liability	3,386,998
Quoted Prices in Active Markets (Level 1)
Assets:
Investments held in trust	57,168,785
Liabilities:
Warrant liability	0
Significant Other Observable Inputs (Level 2)
Assets:
Investments held in trust	0
Liabilities:
Warrant liability	0
Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in trust	0
Liabilities:
Warrant liability	$ 3,386,998

Fair Value Measurements (Details 1) (USD $)	11 Months Ended
Dec. 31, 2012
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Balance - January 26, 2012 (inception)	$ 0
Correction of an error	3,109,339
Issuance of warrants as part of Units on November 7, 2012	322,884
Change in fair value	(45,225)
Balance - December 31, 2012	$ 3,386,998

Fair Value Measurements (Details 2) (USD $)	11 Months Ended
Dec. 31, 2012
Schedule Of Estimated Fair Value Assumption Of Warrants and Results Of Operations [Line Items]
The Companys stock price at December 31, 2012	$ 10
Dividend yield (per share)
Risk-free interest rate	1.18%
Expected volatility rate	21.30%